Offerings	Sep. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 11,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,588.15
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional Ordinary Shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Includes up to $3,750,000 of Ordinary Shares which the underwriters have the option to purchase to cover over-allotments. The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares par value $0.0001 per share
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.23
Offering Note	Represents fees previously paid in connection with Amendment No. 2 to the Registration Statement on Form F-1 (No. 333-291040) filed with the SEC on February 2, 2026.